Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

	Notes	March 31, 2024	March 31, 2023
		$	$
Trade receivables, net (1)	29(a)	40,542	35,016
Sales taxes receivable		1,511	1,214
Lease receivable	29(a)	2,460	2,094
Government grant receivable	5	—	1,913
Other receivables, net (1) (2)		898	1,108
		45,411	41,345
(1)    Refer to (Note 29(a)) for credit risk loss provisions.
(2) Includes interest receivable from the convertible debenture investments (Note 7).